Sensitivity analysis for Foreign currency exchange rates (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Increase (decrease) of income before income tax
Disclosure of Sensitivity analysis for Foreign currency exchange rates [Line Items]
10% Increase		₩ (887,561)	₩ (844,122)
10% Decrease		887,561	844,122
Increase (decrease) of shareholder's equity
Disclosure of Sensitivity analysis for Foreign currency exchange rates [Line Items]
10% Increase	[1]	(887,561)	(844,122)
10% Decrease	[1]	₩ 887,561	₩ 844,122

[1]	The effect on the shareholders' equity excluding the impact of income taxes.